Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Income Tax Reconciliation
The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(7.4)	(16.3)	(16.5)
Effect of withholding taxes	—	—	(0.3)
Permanent differences	5.6	16.9	26.6
Change in valuation allowances	(23.2)	(26.8)	(35.2)

Effective income tax rate	—	(1.2)	(0.4)

Summary of Operating Loss Carry Forward
As of December 31, 2021, certain entities of the Company had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2022	7,626
Loss expiring in 2023	5,620
Loss expiring in 2024	18,949
Loss expiring in 2025	22,150
Loss expiring in 2026	64,533
Loss expiring in 2027	15,141
Loss expiring in 2028	47,863
Loss expiring in 2029	156,879
Loss expiring in 2030	156,066
Loss expiring in 2031	207,664

702,491

Summary of Significant Components of Deferred Tax Assets
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	72,988	112,248
Advertising expenses in excess of deduction limit	709	63
Deferred revenue	910	527

Total deferred tax assets	74,607	112,838

Less: valuation allowances	(74,607)	(112,838)

Net deferred tax assets	—	—

Summary of Movement of Valuation Allowance	The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the years presented:

	Balance at January 1	Movement*	Balance at December 31
	RMB	RMB	RMB
2019	(50,499)	(29,821)	(80,320)
2020	(80,320)	5,713	(74,607)
2021	(74,607)	(38,231)	(112,838)